Stock Incentive Plan (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of the Company's Stock Option Activity under its Stock Option Plans
A summary of the Company’s stock option activity under its stock option plans was as follows (in thousands, except share and per share data and years):

	Options Outstanding
	Shares Available for Grant	Number of Options	Weighted -Average Exercise Price	Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance—December 31, 2020	344,456	2,441,889	$5.17	8.02	$14,844
Authorized	2,205,000	–
Granted	(408,464)	408,464	12.39
Exercised	–	(47,539)	4.61
Cancelled	32,029	(32,059)	4.86

Balance—June 30, 2021	2,173,021	2,770,785	$6.25	7.87	$8,660

Exercisable—June 30, 2021	–	1,316,271	$4.00	6.88	$6,388

A summary of the Company’s stock option activity under its stock option plans was as follows (in thousands, except share and per share data and y
e
ars):

	Options Outstanding
	Shares Available for Grant	Number of Options	Weighted- Average Exercise Price	Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance—December 31, 2019	250,464	2,334,830	$3.29	8.37	$11,441
Authorized	596,414	–	–
Granted	(902,544)	902,544	$7.94
Exercised	–	(395,363)	$2.23
Cancelled	400,122	(400,122)	$3.35

Balance—December 31, 2020	344,456	2,441,889	$5.17	8.02	$14,844

Exercisable—December 31, 2020		958,319	$3.01	9.76	$8,101

Schedule of Stock-Based Compensation Expense Recognized
Stock-based compensation expense recognized was as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
General and administrative	$437	$2,360	$811	$2,539
Research and development	119	125	238	244

Total stock-based compensation expense	$556	$2,485	$1,049	$2,783

Stock-based compensation expense recognized was as follows (in thousands):

	Year Ended December 31,
	2019	2020
Research and development	$341	$488
General and administrative	453	3,153

Total stock-based compensation expense	$794	$3,641

Schedule of Fair Value of Stock Option Awards Granted to Employees
The fair value of stock option awards granted to employees was estimated at the date of grant using a Black-Scholes-Merton option pricing model with the following assumptions:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Expected term (in years)	6.1	6.1	6.1	6.1
Expected volatility	59.2-85.5%	56.4-59.7%	59.2-85.5%	56.4-59.7%
Risk-free interest rate	0.79-0.86%	0.36-0.41%	0.42-0.92%	0.36-1.55%
Expected dividends	–	–	–	–

The fair value of stock option awards granted to employees was estimated at the date of grant using a Black-Scholes-Merton option pricing model with the following assumptions:

	Year Ended December 31,
	2019	2020
Expected term (in years)	6.1	6.1
Expected volatility	54.3% – 57.7%	56.4% – 60.9%
Risk-free interest rate	1.62% – 2.44%	0.27% – 1.55%
Expected dividends	– %	– %